Form 5500 Schedule H, Line 4a — Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Form 5500 Schedule H, Line 4a — Schedule of Delinquent Participant Contributions
EIN: 75-2354902
PLAN # 001
BRINKER INTERNATIONAL
401(K) SAVINGS PLAN
Form 5500 Schedule H, Line 4a — Schedule of Delinquent Participant Contributions
Year Ended December 31, 2025

Participant Contributions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP and PTE 2002-51

Check here if Late Participant Loan Repayments are Included:	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP

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$177,822	$—	$177,822	$—	$—